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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07318


                   	Pioneer International Value Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30

Date of reporting period:  February 28, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

           Pioneer International Value Fund
           Schedule of Investments  2/28/09 (unaudited)

Shares                                                            Value
           COMMON STOCKS - 94.4 %
           Energy - 11.4 %
           Coal & Consumable Fuels - 0.3 %
337,900    Yanzhou Coal Mining *                               $  189,318
           Integrated Oil & Gas - 10.2 %
42,500     BG Group Plc                                        $  606,649
216,683    BP Amoco Plc                                         1,385,715
 9,905     Petrobras Brasileiro (A.D.R.)                          221,674
778,000    PetroChina Co., Ltd. *                                 551,862
82,933     Repsol SA                                            1,278,389
59,537     Royal Dutch Shell Plc                                1,314,531
                                                               $5,358,820
           Oil & Gas Equipment & Services - 0.9 %
13,974     Technip                                             $  457,863
           Total Energy                                        $6,006,001
           Materials - 8.3 %
           Diversified Chemical - 1.4 %
21,367     Akzo Nobel                                          $  753,059
   600     UBE Industries, Ltd. *                                     947
                                                               $  754,006
           Diversified Metals & Mining - 5.3 %
70,685     BHP Billiton, Ltd.                                  $1,293,680
65,000     Companhia Vale do Rio Doce (A.D.R.)                    724,750
29,231     Rio Tinto Plc                                          749,298
                                                               $2,767,728
           Fertilizers & Agricultural Chemicals - 0.6 %
14,384     Yara International ASA                              $  306,289
           Industrial Gases - 0.0 %
   200     Taiyo Nippon Sanso Corp.                            $    1,250
           Specialty Chemicals - 1.0 %
38,857     Johnson Matthey Plc *                               $  543,687
           Total Materials                                     $4,372,960
           Capital Goods - 7.0 %
           Construction & Engineering - 0.0 %
   400     China Railway Group, Ltd. *                         $      216
           Construction & Farm Machinery & Heavy Trucks - 0.0 %
     5     Daewoo Heavy Industries & Machinery, Ltd. *         $       63
           Electrical Component & Equipment - 0.6 %
41,000     Sumitomo Electric                                   $  316,250
           Heavy Electrical Equipment - 1.7 %
32,400     ABB, Ltd.                                           $  392,051
124,000    Mitsubishi Electric Corp.                              489,365
                                                               $  881,416
           Industrial Machinery - 3.1 %
68,393     Gea Group AG *                                      $  738,515
124,100    Kawasaki Heavy Industries *                            213,506
41,400     Kurita Water Industries, Ltd.                          696,566
                                                               $1,648,587
           Trading Companies & Distributors - 1.6 %
93,100     Itochu Corp.                                        $  415,606
   900     Marubeni Corp.                                           2,777
53,000     Sumitomo Corp.                                         440,466
                                                               $  858,849
           Total Capital Goods                                 $3,705,381
           Commercial Services & Supplies - 2.9 %
           Environmental & Facilities Services - 2.9 %
39,918     Suez Environnement SA *                             $  585,622
281,990    Tomra Systems ASA *                                    943,251
                                                               $1,528,873
           Total Commercial Services & Supplies                $1,528,873
           Transportation - 5.6 %
           Airlines - 4.0 %
559,241    Ryanair Holdings Plc *                              $2,098,166
           Marine - 0.2 %
31,700     Kawasaki Kisen Kaisha, Ltd.                         $   99,076
           Railroads - 1.4 %
12,200     East Japan Railway Co.                              $  722,023
           Total Transportation                                $2,919,265
           Automobiles & Components - 1.3 %
           Automobile Manufacturers - 1.3 %
14,000     Honda Motor Co., Ltd.                               $  335,539
   700     Isuzu Motors, Ltd.                                         674
10,700     Toyota Motor Co.                                       340,893
                                                               $  677,106
           Total Automobiles & Components                      $  677,106
           Consumer Durables & Apparel - 2.4 %
           Apparel, Accessories & Luxury Goods - 0.1 %
 6,000     Cie Financiere Richemont AG                         $   78,717
           Homebuilding - 2.3 %
284,000    Sekisui Chemical Co., Ltd.                          $1,203,707
           Total Consumer Durables & Apparel                   $1,282,424
           Media - 4.1 %
           Cable & Satellite - 4.1 %
104,146    Eutelsat Communications                             $2,156,368
           Total Media                                         $2,156,368
           Retailing - 0.0 %
           Department Stores - 0.0 %
   300     New World Department Store China *                  $      100
           Total Retailing                                     $      100
           Food & Drug Retailing - 3.3 %
           Hypermarkets & Supercenters - 3.3 %
51,635     Carrefour Supermarch                                $1,749,296
           Total Food & Drug Retailing                         $1,749,296
           Food, Beverage & Tobacco - 2.5 %
           Brewers - 1.0 %
54,100     Kirin Holdings Co., Ltd. *                          $  518,470
           Packaged Foods & Meats - 1.5 %
39,511     Unilever Plc                                        $  765,498
           Total Food, Beverage & Tobacco                      $1,283,968
           Household & Personal Products - 0.0 %
           Household Products - 0.0 %
   800     Kao Corp.                                           $   15,158
           Total Household & Personal Products                 $   15,158
           Health Care Equipment & Services - 6.2 %
           Health Care Equipment - 4.7 %
18,586     Medtronic, Inc.                                     $  549,960
11,452     Synthes, Inc. *                                      1,327,782
17,238     Zimmer Holdings, Inc. *                                603,675
                                                               $2,481,417
           Health Care Services - 1.5 %
19,294     Fresenius Medical Care AG                           $  795,813
           Total Health Care Equipment & Services              $3,277,230
           Pharmaceuticals & Biotechnology - 5.2 %
           Pharmaceuticals - 5.2 %
36,500     Bristol-Myers Squibb Co.                            $  671,965
 9,320     Novartis                                               339,552
 8,205     Roche Holdings AG *                                    931,458
19,600     Takeda Chemical Industries                             789,906
                                                               $2,732,881
           Total Pharmaceuticals & Biotechnology               $2,732,881
           Banks - 9.9 %
           Diversified Banks - 9.9 %
112,300    Banco Santander Central Hispano SA                  $  693,496
27,556     BNP Paribas SA *                                       905,617
154,738    Development Bank of Singapore, Ltd.                    775,714
138,011    HSBC Holding Plc                                       965,293
    80     Mitsubishi UFJ Financial Group, Inc.                       363
30,196     Societe Generale                                       951,930
28,300     Sumitomo Mitsui Financial Group, Inc.                  899,760
                                                               $5,192,173
           Total Banks                                         $5,192,173
           Diversified Financials - 3.2 %
           Diversified Capital Markets - 3.2 %
69,192     CS Group                                            $1,700,942
           Investment Banking & Brokerage - 0.0 %
   700     Daiwa Securities Group, Inc.                        $    2,388
           Multi-Sector Holding - 0.0 %
   821     Reinet Investments SCA *                            $    7,524
           Total Diversified Financials                        $1,710,854
           Insurance - 3.2 %
           Multi-Line Insurance - 2.2 %
16,941     Allianz AG                                          $1,149,313
           Reinsurance - 1.0 %
43,499     Swiss Reinsurance, Ltd.                             $  537,921
           Total Insurance                                     $1,687,234
           Real Estate - 0.7 %
           Diversified Real Estate Activities - 0.7 %
38,901     Mitsui Fudosan Co.                                  $  387,190
           Total Real Estate                                   $  387,190
           Software & Services - 3.4 %
           Home Entertainment Software - 3.4 %
37,804     Electronic Arts, Inc. *                             $  616,583
83,914     GameLoft *                                             135,111
 3,800     Nintendo Corp., Ltd.                                 1,065,523
                                                               $1,817,217
           Total Software & Services                           $1,817,217
           Technology Hardware & Equipment - 3.3 %
           Communications Equipment - 1.3 %
72,137     Nokia Oyj                                           $  673,249
           Electronic Manufacturing Services - 1.0 %
140,014    Hon Hai Precision Industry (G.D.R.) *               $  548,053
           Office Electronics - 1.0 %
20,900     Canon, Inc. *                                       $  526,601
           Total Technology Hardware & Equipment               $1,747,903
           Semiconductors - 0.7 %
           Semiconductor Equipment - 0.7 %
10,400     Tokyo Electron, Ltd.                                $  346,127
           Total Semiconductors                                $  346,127
           Telecommunication Services - 5.5 %
           Integrated Telecommunication Services - 2.8 %
21,500     Nippon Telegraph & Telephone Corp.                  $  919,617
75,200     Tele2 Ab (B Shares)                                    560,988
                                                               $1,480,605
           Wireless Telecommunication Services - 2.7 %
792,687    Vodafone Group Plc                                  $1,409,534
           Total Telecommunication Services                    $2,890,139
           Utilities - 4.3 %
           Electric Utilities - 1.9 %
30,594     E.On AG *                                           $  792,341
11,500     Fortum Corp. *                                         199,700
                                                               $  992,041
           Independence Power Producer & Energy Traders - 1.1 %
323,224    Clipper Windpower Plc *                             $  379,546
64,200     International Power Plc                                217,901
                                                               $  597,447
           Multi-Utilities - 1.3 %
12,873     Gaz De France                                       $  411,738
31,200     National Grid Plc                                      278,708
                                                               $  690,446
           Total Utilities                                     $2,279,934
           TOTAL COMMON STOCKS                                 $49,765,782
           (Cost  $85,779,368)

           RIGHTS/WARRANTS - 0.0 %
           Energy - 0.0 %
           Integrated Oil & Gas - 0.0 %
59,537     Royal Dutch Shell Rights, Expires 3/11/09 *         $        0
           TOTAL RIGHTS/WARRANTS                               $        0
           (Cost  $0)
           TOTAL INVESTMENT IN SECURITIES - 94.4 %             $49,765,782
           (Cost  $85,779,368)(a)
           OTHER ASSETS AND LIABILITIES - 5.6 %                $2,934,163
           TOTAL NET ASSETS - 100.0 %                          $52,699,945

(A.D.R.)   American Depositary Receipt

(G.D.R.)   Global Depositary Receipt

    *      Non-income producing security.

  (a) At February 28, 2009, the net unrealized loss on investments based on cost for federal income tax purposes of $86,495,234 was as follows:

           Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost $ 627,738

           Aggregate gross unrealized loss for all investments
           in which there is an excess of tax cost over value   (37,357,190)

           Net unrealized loss                                 $(36,729,452)

           Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

           Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
           Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
           Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

           The following is a summary of the inputs used as of February 28, 2009, in valuing the Fund's assets:

Valuation Inputs                                                InvestmenOther
Finan
                                                                in
SecuriInstruments
Level 1 - Quoted Prices                                        $3,388,607
Level 2 - Other Significant Observable Inputs                   46,377,175
Level 3 - Significant Unobservable Inputs
Total                                                          $49,765,78    0



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer International Value Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date April 29, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date April 29, 2009



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date April 29, 2009

* Print the name and title of each signing officer under his or her signature.